Document and Entity Information	12 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 31, 2012
Registrant Name	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Central Index Key	0000869392
Amendment Flag	false
Document Creation Date	Sep 28, 2012
Document Effective Date	Sep 30, 2012
Prospectus Date	Sep 30, 2012

Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund
Fund summaries Putnam Arizona Tax Exempt Income Fund
Goal
Putnam Arizona Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Arizona personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Arizona Tax Exempt Income Fund	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Arizona Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.22%	[1]	0.85%	1.00%	0.50%
Other expenses	0.21%		0.21%	0.21%	0.21%	0.21%
Total annual fund operating expenses	0.87%		1.50%	1.65%	1.15%	0.65%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Arizona Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	485	653	268	438	66
3 years	666	774	520	678	208
5 years	863	1,018	897	937	362
10 years	1,430	1,620	1,955	1,677	810

Expense Example, No Redemption Putnam Arizona Tax Exempt Income Fund (USD $)	Class B	Class C
1 year	153	168
3 years	474	520
5 years	818	897
10 years	1,620	1,955

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 11%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Arizona personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	4.65%
Best calendar quarter Q3 2009	7.95%
Worst calendar quarter Q3 2008	-4.51%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Arizona Tax Exempt Income Fund	1 year	5 years	10 years
Class A	5.01%	3.66%	4.22%
Class A after taxes on distributions	5.00%	3.63%	4.19%
Class A after taxes on distributions and sale of fund shares	4.71%	3.72%	4.20%
Class B	3.73%	3.50%	3.97%
Class C	7.59%	3.73%	3.87%
Class M	5.60%	3.53%	4.01%
Class Y	9.64%	4.71%	4.75%
Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summaries Putnam Arizona Tax Exempt Income Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Arizona Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Arizona personal income tax as we believe is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 11%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax and Arizona personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	4.65%
Best calendar quarter Q3 2009	7.95%
Worst calendar quarter Q3 2008	-4.51%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.51%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.22%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	485
3 years	rr_ExpenseExampleYear03	666
5 years	rr_ExpenseExampleYear05	863
10 years	rr_ExpenseExampleYear10	1,430
2002	rr_AnnualReturn2002	8.07%
2003	rr_AnnualReturn2003	5.23%
2004	rr_AnnualReturn2004	3.50%
2005	rr_AnnualReturn2005	3.21%
2006	rr_AnnualReturn2006	4.00%
2007	rr_AnnualReturn2007	2.35%
2008	rr_AnnualReturn2008	(6.05%)
2009	rr_AnnualReturn2009	15.70%
2010	rr_AnnualReturn2010	2.41%
2011	rr_AnnualReturn2011	9.42%
1 year	rr_AverageAnnualReturnYear01	5.01%
5 years	rr_AverageAnnualReturnYear05	3.66%
10 years	rr_AverageAnnualReturnYear10	4.22%
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	653
3 years	rr_ExpenseExampleYear03	774
5 years	rr_ExpenseExampleYear05	1,018
10 years	rr_ExpenseExampleYear10	1,620
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	474
5 years	rr_ExpenseExampleNoRedemptionYear05	818
10 years	rr_ExpenseExampleNoRedemptionYear10	1,620
1 year	rr_AverageAnnualReturnYear01	3.73%
5 years	rr_AverageAnnualReturnYear05	3.50%
10 years	rr_AverageAnnualReturnYear10	3.97%
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.65%
1 year	rr_ExpenseExampleYear01	268
3 years	rr_ExpenseExampleYear03	520
5 years	rr_ExpenseExampleYear05	897
10 years	rr_ExpenseExampleYear10	1,955
1 year	rr_ExpenseExampleNoRedemptionYear01	168
3 years	rr_ExpenseExampleNoRedemptionYear03	520
5 years	rr_ExpenseExampleNoRedemptionYear05	897
10 years	rr_ExpenseExampleNoRedemptionYear10	1,955
1 year	rr_AverageAnnualReturnYear01	7.59%
5 years	rr_AverageAnnualReturnYear05	3.73%
10 years	rr_AverageAnnualReturnYear10	3.87%
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	438
3 years	rr_ExpenseExampleYear03	678
5 years	rr_ExpenseExampleYear05	937
10 years	rr_ExpenseExampleYear10	1,677
1 year	rr_AverageAnnualReturnYear01	5.60%
5 years	rr_AverageAnnualReturnYear05	3.53%
10 years	rr_AverageAnnualReturnYear10	4.01%
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.21%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	208
5 years	rr_ExpenseExampleYear05	362
10 years	rr_ExpenseExampleYear10	810
1 year	rr_AverageAnnualReturnYear01	9.64%
5 years	rr_AverageAnnualReturnYear05	4.71%
10 years	rr_AverageAnnualReturnYear10	4.75%
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.00%
5 years	rr_AverageAnnualReturnYear05	3.63%
10 years	rr_AverageAnnualReturnYear10	4.19%
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.71%
5 years	rr_AverageAnnualReturnYear05	3.72%
10 years	rr_AverageAnnualReturnYear10	4.20%
Putnam Arizona Tax Exempt Income Fund | Putnam Arizona Tax Exempt Income Fund | Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Represents a blended rate.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Goal
Putnam Massachusetts Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Massachusetts Tax Exempt Income Fund	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Massachusetts Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.11%		0.11%	0.11%	0.11%	0.11%
Total annual fund operating expenses	0.78%		1.40%	1.55%	1.05%	0.55%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Massachusetts Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	476	643	258	429	56
3 years	639	743	490	648	176
5 years	816	966	845	886	307
10 years	1,327	1,510	1,845	1,566	689

Expense Example, No Redemption Putnam Massachusetts Tax Exempt Income Fund (USD $)	Class B	Class C
1 year	143	158
3 years	443	490
5 years	766	845
10 years	1,510	1,845

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 6%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Massachusetts personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	4.55%
Best calendar quarter Q3 2009	8.19%
Worst calendar quarter Q4 2010	-5.07%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Massachusetts Tax Exempt Income Fund	1 year	5 years	10 years
Class A	6.69%	4.23%	4.67%
Class A after taxes on distributions	6.61%	4.15%	4.60%
Class A after taxes on distributions and sale of fund shares	5.82%	4.16%	4.56%
Class B	5.41%	4.09%	4.41%
Class C	9.37%	4.33%	4.28%
Class M	7.17%	4.11%	4.44%
Class Y	11.44%	5.35%	5.21%
Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Massachusetts Tax Exempt Income Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Massachusetts Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income tax as we believe is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 6%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax and Massachusetts personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	4.55%
Best calendar quarter Q3 2009	8.19%
Worst calendar quarter Q4 2010	-5.07%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.07%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
1 year	rr_ExpenseExampleYear01	476
3 years	rr_ExpenseExampleYear03	639
5 years	rr_ExpenseExampleYear05	816
10 years	rr_ExpenseExampleYear10	1,327
2002	rr_AnnualReturn2002	8.53%
2003	rr_AnnualReturn2003	4.92%
2004	rr_AnnualReturn2004	4.26%
2005	rr_AnnualReturn2005	3.43%
2006	rr_AnnualReturn2006	4.29%
2007	rr_AnnualReturn2007	3.04%
2008	rr_AnnualReturn2008	(5.61%)
2009	rr_AnnualReturn2009	15.91%
2010	rr_AnnualReturn2010	2.38%
2011	rr_AnnualReturn2011	11.11%
1 year	rr_AverageAnnualReturnYear01	6.69%
5 years	rr_AverageAnnualReturnYear05	4.23%
10 years	rr_AverageAnnualReturnYear10	4.67%
Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	643
3 years	rr_ExpenseExampleYear03	743
5 years	rr_ExpenseExampleYear05	966
10 years	rr_ExpenseExampleYear10	1,510
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	443
5 years	rr_ExpenseExampleNoRedemptionYear05	766
10 years	rr_ExpenseExampleNoRedemptionYear10	1,510
1 year	rr_AverageAnnualReturnYear01	5.41%
5 years	rr_AverageAnnualReturnYear05	4.09%
10 years	rr_AverageAnnualReturnYear10	4.41%
Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.55%
1 year	rr_ExpenseExampleYear01	258
3 years	rr_ExpenseExampleYear03	490
5 years	rr_ExpenseExampleYear05	845
10 years	rr_ExpenseExampleYear10	1,845
1 year	rr_ExpenseExampleNoRedemptionYear01	158
3 years	rr_ExpenseExampleNoRedemptionYear03	490
5 years	rr_ExpenseExampleNoRedemptionYear05	845
10 years	rr_ExpenseExampleNoRedemptionYear10	1,845
1 year	rr_AverageAnnualReturnYear01	9.37%
5 years	rr_AverageAnnualReturnYear05	4.33%
10 years	rr_AverageAnnualReturnYear10	4.28%
Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	429
3 years	rr_ExpenseExampleYear03	648
5 years	rr_ExpenseExampleYear05	886
10 years	rr_ExpenseExampleYear10	1,566
1 year	rr_AverageAnnualReturnYear01	7.17%
5 years	rr_AverageAnnualReturnYear05	4.11%
10 years	rr_AverageAnnualReturnYear10	4.44%
Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	176
5 years	rr_ExpenseExampleYear05	307
10 years	rr_ExpenseExampleYear10	689
1 year	rr_AverageAnnualReturnYear01	11.44%
5 years	rr_AverageAnnualReturnYear05	5.35%
10 years	rr_AverageAnnualReturnYear10	5.21%
Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.61%
5 years	rr_AverageAnnualReturnYear05	4.15%
10 years	rr_AverageAnnualReturnYear10	4.60%
Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.82%
5 years	rr_AverageAnnualReturnYear05	4.16%
10 years	rr_AverageAnnualReturnYear10	4.56%
Putnam Massachusetts Tax Exempt Income Fund | Putnam Massachusetts Tax Exempt Income Fund | Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Represents a blended rate.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Goal
Putnam Michigan Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Michigan personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Michigan Tax Exempt Income Fund	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Michigan Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.19%		0.19%	0.19%	0.19%	0.19%
Total annual fund operating expenses	0.86%		1.48%	1.63%	1.13%	0.63%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Michigan Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	484	651	266	436	64
3 years	663	768	514	672	202
5 years	858	1,008	887	927	351
10 years	1,418	1,601	1,933	1,655	786

Expense Example, No Redemption Putnam Michigan Tax Exempt Income Fund (USD $)	Class B	Class C
1 year	151	166
3 years	468	514
5 years	808	887
10 years	1,601	1,933

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 9%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Michigan personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	3.21%
Best calendar quarter Q3 2009	8.27%
Worst calendar quarter Q4 2010	-4.50%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Michigan Tax Exempt Income Fund	1 year	5 years	10 years
Class A	6.35%	3.83%	4.16%
Class A after taxes on distributions	6.33%	3.83%	4.16%
Class A after taxes on distributions and sale of fund shares	5.50%	3.83%	4.13%
Class B	5.04%	3.69%	3.92%
Class C	8.89%	3.89%	3.79%
Class M	6.88%	3.72%	3.93%
Class Y	11.10%	4.90%	4.69%
Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Michigan Tax Exempt Income Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Michigan Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Michigan personal income tax as we believe is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 9%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax and Michigan personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	3.21%
Best calendar quarter Q3 2009	8.27%
Worst calendar quarter Q4 2010	-4.50%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
1 year	rr_ExpenseExampleYear01	484
3 years	rr_ExpenseExampleYear03	663
5 years	rr_ExpenseExampleYear05	858
10 years	rr_ExpenseExampleYear10	1,418
2002	rr_AnnualReturn2002	7.72%
2003	rr_AnnualReturn2003	4.31%
2004	rr_AnnualReturn2004	3.45%
2005	rr_AnnualReturn2005	3.08%
2006	rr_AnnualReturn2006	3.90%
2007	rr_AnnualReturn2007	3.10%
2008	rr_AnnualReturn2008	(4.82%)
2009	rr_AnnualReturn2009	13.57%
2010	rr_AnnualReturn2010	1.95%
2011	rr_AnnualReturn2011	10.72%
1 year	rr_AverageAnnualReturnYear01	6.35%
5 years	rr_AverageAnnualReturnYear05	3.83%
10 years	rr_AverageAnnualReturnYear10	4.16%
Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	651
3 years	rr_ExpenseExampleYear03	768
5 years	rr_ExpenseExampleYear05	1,008
10 years	rr_ExpenseExampleYear10	1,601
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	468
5 years	rr_ExpenseExampleNoRedemptionYear05	808
10 years	rr_ExpenseExampleNoRedemptionYear10	1,601
1 year	rr_AverageAnnualReturnYear01	5.04%
5 years	rr_AverageAnnualReturnYear05	3.69%
10 years	rr_AverageAnnualReturnYear10	3.92%
Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.63%
1 year	rr_ExpenseExampleYear01	266
3 years	rr_ExpenseExampleYear03	514
5 years	rr_ExpenseExampleYear05	887
10 years	rr_ExpenseExampleYear10	1,933
1 year	rr_ExpenseExampleNoRedemptionYear01	166
3 years	rr_ExpenseExampleNoRedemptionYear03	514
5 years	rr_ExpenseExampleNoRedemptionYear05	887
10 years	rr_ExpenseExampleNoRedemptionYear10	1,933
1 year	rr_AverageAnnualReturnYear01	8.89%
5 years	rr_AverageAnnualReturnYear05	3.89%
10 years	rr_AverageAnnualReturnYear10	3.79%
Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	436
3 years	rr_ExpenseExampleYear03	672
5 years	rr_ExpenseExampleYear05	927
10 years	rr_ExpenseExampleYear10	1,655
1 year	rr_AverageAnnualReturnYear01	6.88%
5 years	rr_AverageAnnualReturnYear05	3.72%
10 years	rr_AverageAnnualReturnYear10	3.93%
Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
1 year	rr_AverageAnnualReturnYear01	11.10%
5 years	rr_AverageAnnualReturnYear05	4.90%
10 years	rr_AverageAnnualReturnYear10	4.69%
Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.33%
5 years	rr_AverageAnnualReturnYear05	3.83%
10 years	rr_AverageAnnualReturnYear10	4.16%
Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.50%
5 years	rr_AverageAnnualReturnYear05	3.83%
10 years	rr_AverageAnnualReturnYear10	4.13%
Putnam Michigan Tax Exempt Income Fund | Putnam Michigan Tax Exempt Income Fund | Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Represents a blended rate.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Goal
Putnam Minnesota Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Minnesota personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Minnesota Tax Exempt Income Fund	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Minnesota Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.16%		0.16%	0.16%	0.16%	0.16%
Total annual fund operating expenses	0.83%		1.45%	1.60%	1.10%	0.60%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Minnesota Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	481	648	263	434	61
3 years	654	759	505	663	192
5 years	842	992	871	911	335
10 years	1,384	1,567	1,900	1,622	750

Expense Example, No Redemption Putnam Minnesota Tax Exempt Income Fund (USD $)	Class B	Class C
1 year	148	163
3 years	459	505
5 years	792	871
10 years	1,567	1,900

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 4%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Minnesota personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	3.89%
Best calendar quarter Q3 2009	6.51%
Worst calendar quarter Q4 2010	-4.22%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Minnesota Tax Exempt Income Fund	1 year	5 years	10 years
Class A	5.67%	3.90%	4.33%
Class A after taxes on distributions	5.64%	3.87%	4.32%
Class A after taxes on distributions and sale of fund shares	4.98%	3.85%	4.27%
Class B	4.46%	3.73%	4.09%
Class C	8.29%	3.94%	3.97%
Class M	6.43%	3.76%	4.11%
Class Y	10.37%	4.93%	4.86%
Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Minnesota Tax Exempt Income Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Minnesota Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Minnesota personal income tax as we believe is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 4%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax and Minnesota personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	3.89%
Best calendar quarter Q3 2009	6.51%
Worst calendar quarter Q4 2010	-4.22%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.83%
1 year	rr_ExpenseExampleYear01	481
3 years	rr_ExpenseExampleYear03	654
5 years	rr_ExpenseExampleYear05	842
10 years	rr_ExpenseExampleYear10	1,384
2002	rr_AnnualReturn2002	7.98%
2003	rr_AnnualReturn2003	5.50%
2004	rr_AnnualReturn2004	3.78%
2005	rr_AnnualReturn2005	2.82%
2006	rr_AnnualReturn2006	3.85%
2007	rr_AnnualReturn2007	2.57%
2008	rr_AnnualReturn2008	(5.52%)
2009	rr_AnnualReturn2009	15.28%
2010	rr_AnnualReturn2010	2.42%
2011	rr_AnnualReturn2011	10.11%
1 year	rr_AverageAnnualReturnYear01	5.67%
5 years	rr_AverageAnnualReturnYear05	3.90%
10 years	rr_AverageAnnualReturnYear10	4.33%
Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.45%
1 year	rr_ExpenseExampleYear01	648
3 years	rr_ExpenseExampleYear03	759
5 years	rr_ExpenseExampleYear05	992
10 years	rr_ExpenseExampleYear10	1,567
1 year	rr_ExpenseExampleNoRedemptionYear01	148
3 years	rr_ExpenseExampleNoRedemptionYear03	459
5 years	rr_ExpenseExampleNoRedemptionYear05	792
10 years	rr_ExpenseExampleNoRedemptionYear10	1,567
1 year	rr_AverageAnnualReturnYear01	4.46%
5 years	rr_AverageAnnualReturnYear05	3.73%
10 years	rr_AverageAnnualReturnYear10	4.09%
Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	263
3 years	rr_ExpenseExampleYear03	505
5 years	rr_ExpenseExampleYear05	871
10 years	rr_ExpenseExampleYear10	1,900
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	505
5 years	rr_ExpenseExampleNoRedemptionYear05	871
10 years	rr_ExpenseExampleNoRedemptionYear10	1,900
1 year	rr_AverageAnnualReturnYear01	8.29%
5 years	rr_AverageAnnualReturnYear05	3.94%
10 years	rr_AverageAnnualReturnYear10	3.97%
Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%
1 year	rr_ExpenseExampleYear01	434
3 years	rr_ExpenseExampleYear03	663
5 years	rr_ExpenseExampleYear05	911
10 years	rr_ExpenseExampleYear10	1,622
1 year	rr_AverageAnnualReturnYear01	6.43%
5 years	rr_AverageAnnualReturnYear05	3.76%
10 years	rr_AverageAnnualReturnYear10	4.11%
Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
1 year	rr_AverageAnnualReturnYear01	10.37%
5 years	rr_AverageAnnualReturnYear05	4.93%
10 years	rr_AverageAnnualReturnYear10	4.86%
Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.64%
5 years	rr_AverageAnnualReturnYear05	3.87%
10 years	rr_AverageAnnualReturnYear10	4.32%
Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.98%
5 years	rr_AverageAnnualReturnYear05	3.85%
10 years	rr_AverageAnnualReturnYear10	4.27%
Putnam Minnesota Tax Exempt Income Fund | Putnam Minnesota Tax Exempt Income Fund | Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Represents a blended rate.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Goal
Putnam New Jersey Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and New Jersey personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam New Jersey Tax Exempt Income Fund	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam New Jersey Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.12%		0.12%	0.12%	0.12%	0.12%
Total annual fund operating expenses	0.79%		1.41%	1.56%	1.06%	0.56%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam New Jersey Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	477	644	259	430	57
3 years	642	746	493	651	179
5 years	821	971	850	891	313
10 years	1,339	1,522	1,856	1,577	701

Expense Example, No Redemption Putnam New Jersey Tax Exempt Income Fund (USD $)	Class B	Class C
1 year	144	159
3 years	446	493
5 years	771	850
10 years	1,522	1,856

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 7%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and New Jersey personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	4.18%
Best calendar quarter Q3 2009	8.26%
Worst calendar quarter Q4 2010	-4.47%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam New Jersey Tax Exempt Income Fund	1 year	5 years	10 years
Class A	5.55%	3.94%	4.40%
Class A after taxes on distributions	5.55%	3.94%	4.40%
Class A after taxes on distributions and sale of fund shares	5.04%	3.95%	4.35%
Class B	4.27%	3.79%	4.16%
Class C	8.13%	4.03%	4.05%
Class M	6.14%	3.82%	4.18%
Class Y	10.21%	5.01%	4.94%
Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam New Jersey Tax Exempt Income Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam New Jersey Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and New Jersey personal income tax as we believe is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 7%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax and New Jersey personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	4.18%
Best calendar quarter Q3 2009	8.26%
Worst calendar quarter Q4 2010	-4.47%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	477
3 years	rr_ExpenseExampleYear03	642
5 years	rr_ExpenseExampleYear05	821
10 years	rr_ExpenseExampleYear10	1,339
2002	rr_AnnualReturn2002	8.06%
2003	rr_AnnualReturn2003	4.76%
2004	rr_AnnualReturn2004	3.40%
2005	rr_AnnualReturn2005	3.56%
2006	rr_AnnualReturn2006	4.61%
2007	rr_AnnualReturn2007	2.80%
2008	rr_AnnualReturn2008	(4.50%)
2009	rr_AnnualReturn2009	14.98%
2010	rr_AnnualReturn2010	1.83%
2011	rr_AnnualReturn2011	9.95%
1 year	rr_AverageAnnualReturnYear01	5.55%
5 years	rr_AverageAnnualReturnYear05	3.94%
10 years	rr_AverageAnnualReturnYear10	4.40%
Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
1 year	rr_ExpenseExampleYear01	644
3 years	rr_ExpenseExampleYear03	746
5 years	rr_ExpenseExampleYear05	971
10 years	rr_ExpenseExampleYear10	1,522
1 year	rr_ExpenseExampleNoRedemptionYear01	144
3 years	rr_ExpenseExampleNoRedemptionYear03	446
5 years	rr_ExpenseExampleNoRedemptionYear05	771
10 years	rr_ExpenseExampleNoRedemptionYear10	1,522
1 year	rr_AverageAnnualReturnYear01	4.27%
5 years	rr_AverageAnnualReturnYear05	3.79%
10 years	rr_AverageAnnualReturnYear10	4.16%
Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
1 year	rr_ExpenseExampleYear01	259
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	850
10 years	rr_ExpenseExampleYear10	1,856
1 year	rr_ExpenseExampleNoRedemptionYear01	159
3 years	rr_ExpenseExampleNoRedemptionYear03	493
5 years	rr_ExpenseExampleNoRedemptionYear05	850
10 years	rr_ExpenseExampleNoRedemptionYear10	1,856
1 year	rr_AverageAnnualReturnYear01	8.13%
5 years	rr_AverageAnnualReturnYear05	4.03%
10 years	rr_AverageAnnualReturnYear10	4.05%
Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	430
3 years	rr_ExpenseExampleYear03	651
5 years	rr_ExpenseExampleYear05	891
10 years	rr_ExpenseExampleYear10	1,577
1 year	rr_AverageAnnualReturnYear01	6.14%
5 years	rr_AverageAnnualReturnYear05	3.82%
10 years	rr_AverageAnnualReturnYear10	4.18%
Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
1 year	rr_AverageAnnualReturnYear01	10.21%
5 years	rr_AverageAnnualReturnYear05	5.01%
10 years	rr_AverageAnnualReturnYear10	4.94%
Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.55%
5 years	rr_AverageAnnualReturnYear05	3.94%
10 years	rr_AverageAnnualReturnYear10	4.40%
Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.04%
5 years	rr_AverageAnnualReturnYear05	3.95%
10 years	rr_AverageAnnualReturnYear10	4.35%
Putnam New Jersey Tax Exempt Income Fund | Putnam New Jersey Tax Exempt Income Fund | Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Represents a blended rate.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Goal
Putnam Ohio Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Ohio Tax Exempt Income Fund	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Ohio Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.14%		0.14%	0.14%	0.14%	0.14%
Total annual fund operating expenses	0.81%		1.43%	1.58%	1.08%	0.58%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Ohio Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	479	646	261	432	59
3 years	648	752	499	657	186
5 years	832	982	860	901	324
10 years	1,362	1,544	1,878	1,599	726

Expense Example, No Redemption Putnam Ohio Tax Exempt Income Fund (USD $)	Class B	Class C
1 year	146	161
3 years	452	499
5 years	782	860
10 years	1,544	1,878

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 12%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Ohio personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate-to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	3.47%
Best calendar quarter Q3 2009	7.12%
Worst calendar quarter Q4 2010	-4.37%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Ohio Tax Exempt Income Fund	1 year	5 years	10 years
Class A	5.48%	3.53%	4.18%
Class A after taxes on distributions	5.46%	3.53%	4.17%
Class A after taxes on distributions and sale of fund shares	4.95%	3.59%	4.15%
Class B	4.18%	3.38%	3.93%
Class C	7.99%	3.59%	3.80%
Class M	5.88%	3.40%	3.96%
Class Y	10.08%	4.59%	4.70%
Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Ohio Tax Exempt Income Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Ohio Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Ohio personal income tax as we believe is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 12%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax and Ohio personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate-to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	3.47%
Best calendar quarter Q3 2009	7.12%
Worst calendar quarter Q4 2010	-4.37%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.37%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	479
3 years	rr_ExpenseExampleYear03	648
5 years	rr_ExpenseExampleYear05	832
10 years	rr_ExpenseExampleYear10	1,362
2002	rr_AnnualReturn2002	8.41%
2003	rr_AnnualReturn2003	5.27%
2004	rr_AnnualReturn2004	3.62%
2005	rr_AnnualReturn2005	2.79%
2006	rr_AnnualReturn2006	4.10%
2007	rr_AnnualReturn2007	3.09%
2008	rr_AnnualReturn2008	(4.07%)
2009	rr_AnnualReturn2009	13.12%
2010	rr_AnnualReturn2010	0.82%
2011	rr_AnnualReturn2011	9.85%
1 year	rr_AverageAnnualReturnYear01	5.48%
5 years	rr_AverageAnnualReturnYear05	3.53%
10 years	rr_AverageAnnualReturnYear10	4.18%
Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
1 year	rr_ExpenseExampleYear01	646
3 years	rr_ExpenseExampleYear03	752
5 years	rr_ExpenseExampleYear05	982
10 years	rr_ExpenseExampleYear10	1,544
1 year	rr_ExpenseExampleNoRedemptionYear01	146
3 years	rr_ExpenseExampleNoRedemptionYear03	452
5 years	rr_ExpenseExampleNoRedemptionYear05	782
10 years	rr_ExpenseExampleNoRedemptionYear10	1,544
1 year	rr_AverageAnnualReturnYear01	4.18%
5 years	rr_AverageAnnualReturnYear05	3.38%
10 years	rr_AverageAnnualReturnYear10	3.93%
Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.58%
1 year	rr_ExpenseExampleYear01	261
3 years	rr_ExpenseExampleYear03	499
5 years	rr_ExpenseExampleYear05	860
10 years	rr_ExpenseExampleYear10	1,878
1 year	rr_ExpenseExampleNoRedemptionYear01	161
3 years	rr_ExpenseExampleNoRedemptionYear03	499
5 years	rr_ExpenseExampleNoRedemptionYear05	860
10 years	rr_ExpenseExampleNoRedemptionYear10	1,878
1 year	rr_AverageAnnualReturnYear01	7.99%
5 years	rr_AverageAnnualReturnYear05	3.59%
10 years	rr_AverageAnnualReturnYear10	3.80%
Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
1 year	rr_ExpenseExampleYear01	432
3 years	rr_ExpenseExampleYear03	657
5 years	rr_ExpenseExampleYear05	901
10 years	rr_ExpenseExampleYear10	1,599
1 year	rr_AverageAnnualReturnYear01	5.88%
5 years	rr_AverageAnnualReturnYear05	3.40%
10 years	rr_AverageAnnualReturnYear10	3.96%
Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
1 year	rr_AverageAnnualReturnYear01	10.08%
5 years	rr_AverageAnnualReturnYear05	4.59%
10 years	rr_AverageAnnualReturnYear10	4.70%
Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.46%
5 years	rr_AverageAnnualReturnYear05	3.53%
10 years	rr_AverageAnnualReturnYear10	4.17%
Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.95%
5 years	rr_AverageAnnualReturnYear05	3.59%
10 years	rr_AverageAnnualReturnYear10	4.15%
Putnam Ohio Tax Exempt Income Fund | Putnam Ohio Tax Exempt Income Fund | Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Represents a blended rate.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Goal
Putnam Pennsylvania Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Pennsylvania personal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Pennsylvania Tax Exempt Income Fund	Class A		Class B		Class C		Class M	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Pennsylvania Tax Exempt Income Fund	Class A		Class B	Class C	Class M	Class Y
Management fees	0.44%		0.44%	0.44%	0.44%	0.44%
Distribution and service (12b-1) fees	0.23%	[1]	0.85%	1.00%	0.50%
Other expenses	0.12%		0.12%	0.12%	0.12%	0.12%
Total annual fund operating expenses	0.79%		1.41%	1.56%	1.06%	0.56%
[1]	Represents a blended rate.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Pennsylvania Tax Exempt Income Fund (USD $)	Class A	Class B	Class C	Class M	Class Y
1 year	477	644	259	430	57
3 years	642	746	493	651	179
5 years	821	971	850	891	313
10 years	1,339	1,522	1,856	1,577	701

Expense Example, No Redemption Putnam Pennsylvania Tax Exempt Income Fund (USD $)	Class B	Class C
1 year	144	159
3 years	446	493
5 years	771	850
10 years	1,522	1,856

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 5%.
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax and Pennsylvania personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Year-to-date performance through 6/30/12	4.27%
Best calendar quarter Q3 2009	6.87%
Worst calendar quarter Q4 2010	-4.41%

Average annual total returns after sales charges (for periods ending 12/31/11)
Average Annual Total Returns Putnam Pennsylvania Tax Exempt Income Fund	1 year	5 years	10 years
Class A	5.13%	3.52%	4.28%
Class A after taxes on distributions	5.12%	3.51%	4.27%
Class A after taxes on distributions and sale of fund shares	4.76%	3.57%	4.24%
Class B	3.88%	3.37%	4.03%
Class C	7.71%	3.58%	3.91%
Class M	5.73%	3.38%	4.06%
Class Y	9.79%	4.58%	4.81%
Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)	10.70%	5.22%	5.38%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Putnam Pennsylvania Tax Exempt Income Fund
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Pennsylvania Tax Exempt Income Fund seeks as high a level of current income exempt from federal income tax and Pennsylvania personal income tax as we believe is consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 5%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 38 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s SAI.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in bonds that pay interest that is exempt from federal income tax and Pennsylvania personal income tax (but that may be subject to federal alternative minimum tax (AMT)), are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Investments in a single state carry risks of vulnerability to common economic forces and other factors affecting the state’s tax-exempt investments, which may result in greater losses and volatility. Interest the fund receives might be taxable.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Year-to-date performance through 6/30/12	4.27%
Best calendar quarter Q3 2009	6.87%
Worst calendar quarter Q4 2010	-4.41%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date performance through
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.27%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.41%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.23%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.79%
1 year	rr_ExpenseExampleYear01	477
3 years	rr_ExpenseExampleYear03	642
5 years	rr_ExpenseExampleYear05	821
10 years	rr_ExpenseExampleYear10	1,339
2002	rr_AnnualReturn2002	8.53%
2003	rr_AnnualReturn2003	5.04%
2004	rr_AnnualReturn2004	4.36%
2005	rr_AnnualReturn2005	3.11%
2006	rr_AnnualReturn2006	4.22%
2007	rr_AnnualReturn2007	2.84%
2008	rr_AnnualReturn2008	(5.87%)
2009	rr_AnnualReturn2009	14.85%
2010	rr_AnnualReturn2010	1.64%
2011	rr_AnnualReturn2011	9.55%
1 year	rr_AverageAnnualReturnYear01	5.13%
5 years	rr_AverageAnnualReturnYear05	3.52%
10 years	rr_AverageAnnualReturnYear10	4.28%
Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.41%
1 year	rr_ExpenseExampleYear01	644
3 years	rr_ExpenseExampleYear03	746
5 years	rr_ExpenseExampleYear05	971
10 years	rr_ExpenseExampleYear10	1,522
1 year	rr_ExpenseExampleNoRedemptionYear01	144
3 years	rr_ExpenseExampleNoRedemptionYear03	446
5 years	rr_ExpenseExampleNoRedemptionYear05	771
10 years	rr_ExpenseExampleNoRedemptionYear10	1,522
1 year	rr_AverageAnnualReturnYear01	3.88%
5 years	rr_AverageAnnualReturnYear05	3.37%
10 years	rr_AverageAnnualReturnYear10	4.03%
Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.56%
1 year	rr_ExpenseExampleYear01	259
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	850
10 years	rr_ExpenseExampleYear10	1,856
1 year	rr_ExpenseExampleNoRedemptionYear01	159
3 years	rr_ExpenseExampleNoRedemptionYear03	493
5 years	rr_ExpenseExampleNoRedemptionYear05	850
10 years	rr_ExpenseExampleNoRedemptionYear10	1,856
1 year	rr_AverageAnnualReturnYear01	7.71%
5 years	rr_AverageAnnualReturnYear05	3.58%
10 years	rr_AverageAnnualReturnYear10	3.91%
Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
1 year	rr_ExpenseExampleYear01	430
3 years	rr_ExpenseExampleYear03	651
5 years	rr_ExpenseExampleYear05	891
10 years	rr_ExpenseExampleYear10	1,577
1 year	rr_AverageAnnualReturnYear01	5.73%
5 years	rr_AverageAnnualReturnYear05	3.38%
10 years	rr_AverageAnnualReturnYear10	4.06%
Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.44%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.56%
1 year	rr_ExpenseExampleYear01	57
3 years	rr_ExpenseExampleYear03	179
5 years	rr_ExpenseExampleYear05	313
10 years	rr_ExpenseExampleYear10	701
1 year	rr_AverageAnnualReturnYear01	9.79%
5 years	rr_AverageAnnualReturnYear05	4.58%
10 years	rr_AverageAnnualReturnYear10	4.81%
Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.12%
5 years	rr_AverageAnnualReturnYear05	3.51%
10 years	rr_AverageAnnualReturnYear10	4.27%
Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.76%
5 years	rr_AverageAnnualReturnYear05	3.57%
10 years	rr_AverageAnnualReturnYear10	4.24%
Putnam Pennsylvania Tax Exempt Income Fund | Putnam Pennsylvania Tax Exempt Income Fund | Barclays Municipal Bond Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	10.70%
5 years	rr_AverageAnnualReturnYear05	5.22%
10 years	rr_AverageAnnualReturnYear10	5.38%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	Represents a blended rate.
[3]	This charge is phased out over six years.
[4]	This charge is eliminated after one year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM ARIZONA TAX EXEMPT INCOME FUND
Prospectus Date	rr_ProspectusDate	Sep 30, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012